Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 19,677	$ 14,026
Less accumulated depreciation		(6,200)	(3,620)
Property, plant and equipment, Net	$ 14,591	13,477	10,406
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		5,279	4,407
Computers and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		3,907	2,743
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		8,436	6,834
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross		$ 2,055	$ 42